Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current Assets:
Cash and cash equivalents	$ 707.8	$ 275.5	$ 0	$ 0
Accounts receivable, net	545.6	400.8
Inventories	396.6	403.1
Deferred income taxes	165.2	171.1
Prepaid expenses and other current assets	255.8	134.4
Intercompany receivable	0	0
Total current assets	2,071.0	1,384.9
Property, plant and equipment, net	949.2	997.4
Goodwill	2,401.9	532.0
Intangible assets, net	7,112.2	422.1
Investment in subsidiaries	0	0
Intercompany loan receivable	0	0
Other assets	330.5	220.2
Total Assets	12,864.8	3,556.6
Current Liabilities:
Current maturities of long-term debt	21.2	1.5
Accounts payable	128.7	120.9
Accrued payroll and payroll-related costs	125.1	66.5
Accrued royalties	68.0	13.2
Accrued branded rebates	15.1	34.6
Accrued and other current liabilities	546.7	363.5
Intercompany payable	0	0
Total current liabilities	904.8	600.2
Long-term debt	3,951.5	918.3
Pension and postretirement benefits	119.1	108.0
Environmental liabilities	59.9	39.5
Deferred income taxes	2,398.6	310.1
Other income tax liabilities	122.6	153.1
Intercompany loans payable	0	0
Other liabilities	350.3	171.8
Total Liabilities	7,906.8	2,301.0
Shareholders' equity	4,958.0	1,255.6	1,891.9	1,788.7
Total Liabilities and Shareholders' Equity	12,864.8	3,556.6
Mallinckrodt plc
Current Assets:
Cash and cash equivalents	0.3	1.2	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0.5	1.0
Intercompany receivable	13.5	2.7
Total current assets	14.3	4.9
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	586.8	1,266.1
Intercompany loan receivable	4,385.0	0
Other assets	0	0
Total Assets	4,986.1	1,271.0
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	1.2	0.1
Accrued payroll and payroll-related costs	0.1	0.1
Accrued royalties	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	1.1	0.6
Intercompany payable	25.7	12.2
Total current liabilities	28.1	13.0
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	0	2.4
Other liabilities	0	0
Total Liabilities	28.1	15.4
Shareholders' equity	4,958.0	1,255.6
Total Liabilities and Shareholders' Equity	4,986.1	1,271.0
Mallinckrodt International Finance S.A.
Current Assets:
Cash and cash equivalents	18.5	56.5	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	10.8	0
Intercompany receivable	0	0
Total current assets	29.3	56.5
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	10,645.7	2,520.4
Intercompany loan receivable	0	2.4
Other assets	76.5	11.2
Total Assets	10,751.5	2,590.5
Current Liabilities:
Current maturities of long-term debt	18.2	0
Accounts payable	0.2	0
Accrued payroll and payroll-related costs	0	0
Accrued royalties	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	50.9	18.3
Intercompany payable	0	0
Total current liabilities	69.3	18.3
Long-term debt	3,770.4	898.1
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	1,966.6	409.6
Other liabilities	0	0
Total Liabilities	5,806.3	1,326.0
Shareholders' equity	4,945.2	1,264.5
Total Liabilities and Shareholders' Equity	10,751.5	2,590.5
Other Subsidiaries
Current Assets:
Cash and cash equivalents	689.0	217.8	0
Accounts receivable, net	545.6	400.8
Inventories	396.6	403.1
Deferred income taxes	165.2	171.1
Prepaid expenses and other current assets	244.5	133.4
Intercompany receivable	25.7	12.2
Total current assets	2,066.6	1,338.4
Property, plant and equipment, net	949.2	997.4
Goodwill	2,401.9	532.0
Intangible assets, net	7,112.2	422.1
Investment in subsidiaries	4,945.1	0
Intercompany loan receivable	1,941.6	409.6
Other assets	254.0	209.0
Total Assets	19,670.6	3,908.5
Current Liabilities:
Current maturities of long-term debt	3.0	1.5
Accounts payable	127.3	120.8
Accrued payroll and payroll-related costs	125.0	66.4
Accrued royalties	68.0	13.2
Accrued branded rebates	15.1	34.6
Accrued and other current liabilities	494.7	344.6
Intercompany payable	13.5	2.7
Total current liabilities	846.6	583.8
Long-term debt	181.1	20.2
Pension and postretirement benefits	119.1	108.0
Environmental liabilities	59.9	39.5
Deferred income taxes	2,398.6	310.1
Other income tax liabilities	122.6	153.1
Intercompany loans payable	4,360.0	0
Other liabilities	350.3	171.8
Total Liabilities	8,438.2	1,386.5
Shareholders' equity	11,232.4	2,522.0
Total Liabilities and Shareholders' Equity	19,670.6	3,908.5
Eliminations
Current Assets:
Cash and cash equivalents	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Intercompany receivable	(39.2)	(14.9)
Total current assets	(39.2)	(14.9)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(16,177.6)	(3,786.5)
Intercompany loan receivable	(6,326.6)	(412.0)
Other assets	0	0
Total Assets	(22,543.4)	(4,213.4)
Current Liabilities:
Current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued payroll and payroll-related costs	0	0
Accrued royalties	0	0
Accrued branded rebates	0	0
Accrued and other current liabilities	0	0
Intercompany payable	(39.2)	(14.9)
Total current liabilities	(39.2)	(14.9)
Long-term debt	0	0
Pension and postretirement benefits	0	0
Environmental liabilities	0	0
Deferred income taxes	0	0
Other income tax liabilities	0	0
Intercompany loans payable	(6,326.6)	(412.0)
Other liabilities	0	0
Total Liabilities	(6,365.8)	(426.9)
Shareholders' equity	(16,177.6)	(3,786.5)
Total Liabilities and Shareholders' Equity	$ (22,543.4)	$ (4,213.4)